Note 3 - Loans/Leases Receivable (Detail) - Concentration By Industries (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance (in Dollars)	$ 1,284,211,234	$ 1,198,140,621
Lessors of Non-Residential Buildings [Member]
Balance (in Dollars)	178,060,120	179,510,937
Percentage of Total Loans/Leases	14.00%	15.00%
Lessors of Residential Buildings [Member]
Balance (in Dollars)	61,459,574	50,029,069
Percentage of Total Loans/Leases	5.00%	4.00%
Bank Holding Companies [Member]
Balance (in Dollars)	$ 47,662,055	$ 38,046,779
Percentage of Total Loans/Leases	4.00%	3.00%